INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2020
INCOME TAXES
Summary of components of deferred tax assets

Significant components of the Company’s deferred tax assets were as follows (in thousands):

	January 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$21,101	$18,769
Stock-based compensation expense	1,251	1,163
Tax credit carryforwards	1,203	1,022
Operating lease liability	285	—
Other	121	160
Total deferred tax assets	23,961	21,114
Less: valuation allowance	(23,700)	(21,114)
Net deferred tax assets	261	—
Deferred tax liability:
Operating lease right-of-use asset	(261)	—
Total deferred tax liability	(261)	—
Net deferred tax assets	$—	$—

Schedule of reconciliation of income taxes at the federal statutory rate to the actual income tax provision

A reconciliation of income taxes provided at the federal statutory rate (21% in 2019) to the actual income tax provision was as follows (in thousands):

	Year ended
	January 31,
	2020	2019
Income tax benefit computed at U.S. statutory rate	$(2,034)	$(3,624)
State income tax (net of federal benefit)	(645)	(1,478)
Change in valuation allowance	2,586	4,857
Research and development credits	(86)	(158)
Other	181	405
Provision for income taxes	$2	$2